Note 3 - Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2018	61,279,976	(9,147,897)	52,132,079
Depreciation for the period	-	(1,708,526)	(1,708,526)
Vessel capitalized expenses	1,867	-	1,867
Balance, June 30, 2018	61,281,843	(10,856,423)	50,425,420